COVER LETTER

October 4, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the Securities Act and Amendment No. 52 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of Class Z shares of the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund and MassMutual Premier Focused International Fund, and accordingly its anticipated effective date is December 3, 2010.

Please address any comments or questions to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Vice President, Clerk and Chief Legal Officer, MassMutual Premier Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company